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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07148

Schwartz Investment Trust

 (Exact name of registrant as specified in charter)

3707 West Maple Road Bloomfield Hills, Michigan	48301
(Address of principal executive offices)	(Zip code)

George P. Schwartz

 Schwartz Investment Counsel, Inc.    3707 W. Maple Road    Bloomfield Hills, MI 48301

(Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500

Date of fiscal year end:         December 31, 2013

Date of reporting period:       March 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 89.0%	Shares	Market Value
Consumer Discretionary - 6.3%
Auto Components - 0.6%
Gentex Corporation	10,000	$200,100

Diversified Consumer Services - 1.7%
Coinstar, Inc. *	10,000	584,200

Specialty Retail - 4.0%
Rent-A-Center, Inc.	20,000	738,800
Ross Stores, Inc.	10,000	606,200
		1,345,000
Consumer Staples - 6.7%
Beverages - 2.3%
PepsiCo, Inc.	10,000	791,100

Food & Staples Retailing - 3.9%
Sysco Corporation	20,000	703,400
Wal-Mart Stores, Inc.	8,000	598,640
		1,302,040
Household Products - 0.5%
Clorox Company (The)	2,000	177,060

Energy - 18.9%
Energy Equipment & Services - 8.5%
Baker Hughes Incorporated	20,000	928,200
Ensco plc - Class A	10,000	600,000
Helmerich & Payne, Inc.	6,000	364,200
National Oilwell Varco, Inc.	14,000	990,500
		2,882,900
Oil, Gas & Consumable Fuels - 10.4%
Chesapeake Energy Corporation	20,000	408,200
Cimarex Energy Company	5,000	377,200
Devon Energy Corporation	15,000	846,300
Exxon Mobil Corporation	10,000	901,100
Range Resources Corporation	5,000	405,200
Southwestern Energy Company *	15,000	558,900
		3,496,900
Financials - 22.2%
Capital Markets - 2.5%
Bank of New York Mellon Corporation (The)	30,000	839,700

Diversified Financial Services - 5.6%
H&R Block, Inc.	24,000	706,080
Western Union Company (The)	80,000	1,203,200
		1,909,280
Insurance - 14.1%
Berkshire Hathaway, Inc. - Class A *	10	1,562,800
Progressive Corporation (The)	25,000	631,750

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.0% (Continued)	Shares	Market Value
Financials - 22.2% (Continued)
Insurance - 14.1% (Continued)
Unico American Corporation	182,700	$2,566,935
		4,761,485
Health Care - 9.8%
Health Care Equipment & Supplies - 7.4%
Becton, Dickinson and Company	10,000	956,100
C.R. Bard, Inc.	2,000	201,560
Covidien plc	15,000	1,017,600
Stryker Corporation	5,000	326,200
		2,501,460
Pharmaceuticals - 2.4%
Johnson & Johnson	10,000	815,300

Industrials - 2.0%
Aerospace & Defense - 2.0%
Alliant Techsystems, Inc.	5,000	362,150
Rockwell Collins, Inc.	5,000	315,600
		677,750
Information Technology - 21.4%
Communications Equipment - 2.8%
Cisco Systems, Inc.	45,000	940,950

Computers & Peripherals - 7.7%
Apple, Inc.	2,700	1,195,101
Hewlett-Packard Company	30,000	715,200
QLogic Corporation *	60,000	696,000
		2,606,301
Electronic Equipment, Instruments & Components - 4.1%
Avnet, Inc. *	25,000	905,000
Ingram Micro, Inc. - Class A *	25,000	492,000
		1,397,000
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	20,000	269,600

Software - 6.0%
Microsoft Corporation	40,000	1,144,400
Oracle Corporation	27,000	873,180
		2,017,580
Materials - 1.7%
Metals & Mining - 1.7%
Barrick Gold Corporation	11,000	323,400
Newmont Mining Corporation	6,000	251,340
		574,740

Total Common Stocks (Cost $23,316,240)		$30,090,446

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 4.2%	Shares	Market Value
iShares Gold Trust *	40,000	$620,800
SPDR Gold Trust *	5,100	787,695
Total Exchange-Traded Funds (Cost $1,195,809)		$1,408,495

OPEN-END FUNDS - 0.0% (a)	Shares	Market Value
Sequoia Fund* (Cost $8,078)	62	$11,535

MONEY MARKET FUNDS - 6.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (b)	1,574,543	$1,574,543
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (b)	719,988	719,988
Total Money Market Funds (Cost $2,294,531)		$2,294,531

Total Investments at Market Value - 100.0% (Cost $26,814,658)		$33,805,007

Other Assets in Excess of Liabilities - 0.0% (a)		4,768

Net Assets - 100.0%		$33,809,775

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2013.

See notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

1.   Securities valuation

The securities of Schwartz Value Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks	$30,090,446	$-	$-	$30,090,446
Exchange-Traded Funds	1,408,495	-	-	1,408,495
Open-End Funds	11,535	-	-	11,535
Money Market Funds	2,294,531	-	-	2,294,531
Total	$33,805,007	$-	$-	$33,805,007

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities valued by industry type.  As of March 31, 2013, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or 3 securities or derivative instruments held by the Fund as of March 31, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2013:

Cost of portfolio investments	$26,814,914

Gross unrealized appreciation	$7,241,414
Gross unrealized depreciation	(251,321)

Net unrealized appreciation	$6,990,093

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 91.9%	Shares	Market Value
Consumer Discretionary - 19.9%
Auto Components - 1.9%
Gentex Corporation	200,000	$4,002,000

Automobiles - 0.9%
Thor Industries, Inc.	50,000	1,839,500

Diversified Consumer Services - 1.5%
DeVry, Inc.	100,000	3,175,000

Household Durables - 2.7%
PulteGroup, Inc. *	200,000	4,048,000
Ryland Group, Inc. (The)	40,000	1,664,800
		5,712,800
Specialty Retail - 10.1%
Advance Auto Parts, Inc.	30,000	2,479,500
Chico's FAS, Inc.	325,000	5,460,000
GNC Holdings, Inc. - Class A	175,000	6,874,000
Lowe's Companies, Inc.	175,000	6,636,000
		21,449,500
Textiles, Apparel & Luxury Goods - 2.8%
Coach, Inc.	70,000	3,499,300
VF Corporation	15,000	2,516,250
		6,015,550
Energy - 15.8%
Energy Equipment & Services - 3.9%
Halliburton Company	150,000	6,061,500
Tidewater, Inc.	45,000	2,272,500
		8,334,000
Oil, Gas & Consumable Fuels - 11.9%
Chesapeake Energy Corporation	100,000	2,041,000
Devon Energy Corporation	65,000	3,667,300
Exxon Mobil Corporation	45,000	4,054,950
Peabody Energy Corporation	100,000	2,115,000
Phillips 66	70,000	4,897,900
Range Resources Corporation	75,000	6,078,000
Southwestern Energy Company *	60,000	2,235,600
		25,089,750
Financials - 17.9%
Capital Markets - 4.0%
Bank of New York Mellon Corporation (The)	175,000	4,898,250
Federated Investors, Inc. - Class B	150,000	3,550,500
		8,448,750
Commercial Banks - 3.1%
PNC Financial Services Group, Inc.	55,000	3,657,500
U.S. Bancorp	85,000	2,884,050
		6,541,550
Diversified Financial Services - 4.1%
MasterCard, Inc. - Class A	5,000	2,705,650

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Market Value
Financials - 17.9% (Continued)
Diversified Financial Services - 4.1% (Continued)
Western Union Company (The)	400,000	$6,016,000
		8,721,650
Insurance - 5.6%
Alleghany Corporation *	10,000	3,959,200
Reinsurance Group of America, Inc.	65,000	3,878,550
Unico American Corporation #	282,945	3,975,377
		11,813,127
Real Estate Management & Development - 1.1%
Kennedy-Wilson Holdings, Inc.	150,000	2,326,500

Health Care - 14.3%
Health Care Equipment & Supplies - 10.2%
Covidien plc	80,000	5,427,200
St. Jude Medical, Inc.	100,000	4,044,000
Stryker Corporation	125,000	8,155,000
Varian Medical Systems, Inc. *	55,000	3,960,000
		21,586,200
Health Care Providers & Services - 1.8%
Patterson Companies, Inc.	100,000	3,804,000

Life Sciences Tools & Services - 1.1%
Waters Corporation *	25,000	2,347,750

Pharmaceuticals - 1.2%
AbbVie, Inc.	60,000	2,446,800

Industrials - 10.7%
Aerospace & Defense - 3.9%
General Dynamics Corporation	25,000	1,762,750
United Technologies Corporation	70,000	6,540,100
		8,302,850
Commercial Services & Supplies - 1.5%
Genuine Parts Company	40,000	3,120,000

Construction & Engineering - 0.5%
Foster Wheeler AG *	50,000	1,142,500

Electrical Equipment - 2.2%
General Cable Corporation *	125,000	4,578,750

Machinery - 2.6%
Caterpillar, Inc.	35,000	3,043,950
Joy Global, Inc.	40,000	2,380,800
		5,424,750
Information Technology - 11.7%
Computers & Peripherals - 3.5%
EMC Corporation *	160,000	3,822,400

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.9% (Continued)	Shares	Market Value
Information Technology - 11.7% (Continued)
Computers & Peripherals - 3.5% (Continued)
Hewlett-Packard Company	150,000	$3,576,000
		7,398,400
IT Services - 7.0%
Accenture plc - Class A	100,000	7,597,000
International Business Machines Corporation	15,000	3,199,500
Teradata Corporation *	70,000	4,095,700
		14,892,200
Office Electronics - 1.2%
Zebra Technologies Corporation - Class A *	55,000	2,592,150

Materials - 1.6%
Chemicals - 1.6%
FMC Corporation	60,000	3,421,800

Total Common Stocks (Cost $139,152,619)		$194,527,827

EXCHANGE-TRADED FUNDS - 4.2%	Shares	Market Value
iShares Gold Trust *	275,000	$4,268,000
SPDR Gold Trust *	30,000	4,633,500
Total Exchange-Traded Funds (Cost $8,598,220)		$8,901,500

MONEY MARKET FUNDS - 4.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	9,810,481	$9,810,481
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	386,541	386,541
Total Money Market Funds (Cost $10,197,022)		$10,197,022

Total Investments at Market Value - 100.9% (Cost $157,947,861)		$213,626,349

Liabilities in Excess of Other Assets - (0.9%)		(1,870,186)

Net Assets - 100.0%		$211,756,163

*	Non-income producing security.
#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
(a)	The rate shown is the 7-day effective yield as of March 31, 2013.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 93.6%	Shares	Market Value
Consumer Discretionary - 13.3%
Hotels, Restaurants & Leisure - 0.9%
Cracker Barrel Old Country Store, Inc.	27,000	$2,182,950

Leisure Equipment & Products - 4.8%
Polaris Industries, Inc.	119,000	11,006,310

Specialty Retail - 4.9%
Buckle, Inc. (The)	60,000	2,799,000
Ross Stores, Inc.	138,000	8,365,560
		11,164,560
Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc.	123,400	6,168,766

Consumer Staples - 8.5%
Food Products - 5.7%
Kellogg Company	64,500	4,155,735
McCormick & Company, Inc.	122,200	8,987,810
		13,143,545
Household Products - 2.8%
Clorox Company (The)	71,600	6,338,748

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Exxon Mobil Corporation	22,400	2,018,464
Occidental Petroleum Corporation	50,300	3,942,011
		5,960,475
Financials - 4.2%
Capital Markets - 0.9%
SEI Investments Company	74,800	2,157,980

Diversified Financial Services - 3.3%
MasterCard, Inc. - Class A	13,800	7,467,594

Health Care - 20.2%
Biotechnology - 6.2%
Amgen, Inc.	5,000	512,550
Gilead Sciences, Inc. *	280,800	13,739,544
		14,252,094
Health Care Equipment & Supplies - 10.6%
C.R. Bard, Inc.	73,600	7,417,408
Medtronic, Inc.	60,000	2,817,600
Stryker Corporation	106,500	6,948,060
Varian Medical Systems, Inc. *	101,100	7,279,200
		24,462,268
Health Care Providers & Services - 1.9%
Laboratory Corporation of America Holdings *	47,500	4,284,500

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.6% (Continued)	Shares	Market Value
Health Care - 20.2% (Continued)
Life Sciences Tools & Services - 1.5%
Mettler-Toledo International, Inc. *	16,000	$3,411,520

Industrials - 27.3%
Aerospace & Defense - 3.0%
General Dynamics Corporation	55,700	3,927,407
Precision Castparts Corporation	15,500	2,939,110
		6,866,517
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	24,200	864,182

Commercial Services & Supplies - 6.7%
Copart, Inc. *	233,200	7,994,096
Rollins, Inc.	298,250	7,322,038
		15,316,134
Electrical Equipment - 3.6%
AMETEK, Inc.	192,600	8,351,136

Industrial Conglomerates - 2.8%
Danaher Corporation	101,500	6,308,225

Machinery - 10.8%
Donaldson Company, Inc.	122,800	4,444,132
Flowserve Corporation	26,000	4,360,460
Graco, Inc.	122,800	7,126,084
Toro Company (The)	194,000	8,931,760
		24,862,436
Information Technology - 14.3%
Electronic Equipment, Instruments & Components - 3.7%
Amphenol Corporation - Class A	111,700	8,338,405

IT Services - 8.6%
Accenture plc - Class A	107,000	8,128,790
Cognizant Technology Solutions Corporation - Class A *	96,700	7,408,187
International Business Machines Corporation	19,800	4,223,340
		19,760,317
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corporation	130,900	4,643,023

Materials - 3.2%
Chemicals - 3.2%
NewMarket Corporation	28,500	7,420,260

Total Common Stocks (Cost $131,014,531)		$214,731,945

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 3.8%	Shares	Market Value
iShares Gold Trust *	285,500	$4,430,960
SPDR Gold Trust *	28,700	4,432,715
Total Exchange-Traded Funds (Cost $9,784,724)		$8,863,675

MONEY MARKET FUNDS - 3.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $8,629,684)	8,629,684	$8,629,684

Total Investments at Market Value - 101.2% (Cost $149,428,939)		$232,225,304

Liabilities in Excess of Other Assets - (1.2%)		(2,732,795)

Net Assets - 100.0%		$229,492,509

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2013.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 91.6%	Shares	Market Value
Consumer Discretionary - 19.6%
Auto Components - 5.4%
Gentex Corporation	470,000	$9,404,700
Johnson Controls, Inc.	320,000	11,222,400
		20,627,100
Diversified Consumer Services - 2.0%
DeVry, Inc.	240,000	7,620,000

Leisure Equipment & Products - 3.0%
Hasbro, Inc.	265,000	11,644,100

Multiline Retail - 1.6%
Family Dollar Stores, Inc.	100,000	5,905,000

Specialty Retail - 5.1%
Lowe's Companies, Inc.	275,000	10,428,000
Ross Stores, Inc.	150,000	9,093,000
		19,521,000
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	185,000	9,248,150
Wolverine World Wide, Inc.	10,000	443,700
		9,691,850
Consumer Staples - 8.4%
Food & Staples Retailing - 2.4%
Sysco Corporation	260,000	9,144,200

Food Products - 2.7%
Kellogg Company	160,000	10,308,800

Household Products - 3.3%
Clorox Company (The)	75,000	6,639,750
Colgate-Palmolive Company	50,000	5,901,500
		12,541,250
Energy - 11.3%
Energy Equipment & Services - 5.0%
Halliburton Company	220,000	8,890,200
Schlumberger Limited	135,000	10,110,150
		19,000,350
Oil, Gas & Consumable Fuels - 6.3%
ConocoPhillips	90,000	5,409,000
Exxon Mobil Corporation	120,000	10,813,200
Phillips 66	115,000	8,046,550
		24,268,750
Financials - 11.0%
Capital Markets - 2.9%
Bank of New York Mellon Corporation (The)	400,000	11,196,000

Commercial Banks - 6.5%
BB&T Corporation	220,000	6,905,800

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.6% (Continued)	Shares	Market Value
Financials - 11.0% (Continued)
Commercial Banks - 6.5% (Continued)
PNC Financial Services Group, Inc.	160,000	$10,640,000
U.S. Bancorp	220,000	7,464,600
		25,010,400
Insurance - 1.6%
HCC Insurance Holdings, Inc.	140,000	5,884,200

Health Care - 9.6%
Health Care Equipment & Supplies - 8.9%
Covidien plc	120,000	8,140,800
Medtronic, Inc.	185,000	8,687,600
St. Jude Medical, Inc.	185,000	7,481,400
Stryker Corporation	150,000	9,786,000
		34,095,800
Pharmaceuticals - 0.7%
AbbVie, Inc.	70,000	2,854,600

Industrials - 24.7%
Aerospace & Defense - 3.9%
General Dynamics Corporation	108,000	7,615,080
United Technologies Corporation	80,000	7,474,400
		15,089,480
Air Freight & Logistics - 2.8%
United Parcel Service, Inc. - Class B	125,000	10,737,500

Commercial Services & Supplies - 2.0%
Republic Services, Inc.	230,000	7,590,000

Electrical Equipment - 2.8%
Emerson Electric Company	190,000	10,615,300

Industrial Conglomerates - 2.5%
3M Company	90,000	9,567,900

Machinery - 7.7%
Dover Corporation	165,000	12,025,200
Illinois Tool Works, Inc.	150,000	9,141,000
PACCAR, Inc.	165,000	8,342,400
		29,508,600
Road & Rail - 3.0%
Norfolk Southern Corporation	150,000	11,562,000

Information Technology - 4.1%
IT Services - 2.0%
Paychex, Inc.	220,000	7,715,400

Semiconductors & Semiconductor Equipment - 2.1%
Microchip Technology, Inc.	220,000	8,087,200

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.6% (Continued)	Shares	Market Value
Materials - 2.9%
Chemicals - 2.9%
RPM International, Inc.	190,000	$6,000,200
Stepan Company	80,000	5,048,000
		11,048,200

Total Common Stocks (Cost $286,466,402)		$350,834,980

EXCHANGE-TRADED FUNDS - 3.8%	Shares	Market Value
iShares Gold Trust *	465,000	$7,216,800
SPDR Gold Trust *	46,900	7,243,705
Total Exchange-Traded Funds (Cost $15,986,045)		$14,460,505

MONEY MARKET FUNDS - 5.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	18,075,069	$18,075,069
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	1,692,392	1,692,392
Total Money Market Funds (Cost $19,767,461)		$19,767,461

Total Investments at Market Value - 100.6% (Cost $322,219,908)		$385,062,946

Liabilities in Excess of Other Assets - (0.6%)		(2,337,856)

Net Assets - 100.0%		$382,725,090

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2013.

See notes to Schedules of Investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 88.1%	Shares	Market Value
Consumer Discretionary - 14.7%
Auto Components - 0.5%
Gentex Corporation	10,000	$200,100

Diversified Consumer Services - 7.1%
Coinstar, Inc. *	27,500	1,606,550
DeVry, Inc.	15,000	476,250
Matthews International Corporation - Class A	12,500	436,125
Weight Watchers International, Inc.	10,000	421,100
		2,940,025
Household Durables - 0.2%
Stanley Furniture Company, Inc. *	22,100	98,124

Specialty Retail - 5.2%
Jos. A. Bank Clothiers, Inc. *	12,000	478,800
Rent-A-Center, Inc.	25,000	923,500
Signet Jewelers Ltd.	5,000	335,000
Systemax, Inc.	40,000	396,000
		2,133,300
Textiles, Apparel & Luxury Goods - 1.7%
Iconix Brand Group, Inc. *	22,000	569,140
K-Swiss, Inc. - Class A *	25,000	118,500
		687,640
Consumer Staples - 1.3%
Beverages - 0.1%
Crimson Wine Group, Ltd. *	3,300	30,690

Household Products - 1.2%
Energizer Holdings, Inc.	5,000	498,650

Energy - 15.1%
Energy Equipment & Services - 6.4%
Atwood Oceanics, Inc. *	6,000	315,240
CARBO Ceramics, Inc.	5,000	455,350
Ensco plc - Class A	10,000	600,000
Helmerich & Payne, Inc.	8,000	485,600
Patterson-UTI Energy, Inc.	22,000	524,480
Rowan Companies plc - Class A *	7,500	265,200
		2,645,870
Oil, Gas & Consumable Fuels - 8.7%
Chesapeake Energy Corporation	20,000	408,200
Cimarex Energy Company	9,000	678,960
Cloud Peak Energy, Inc. *	35,000	657,300
EXCO Resources, Inc.	100,000	713,000
Forest Oil Corporation *	75,000	394,500
Rosetta Resources, Inc. *	2,500	118,950
SM Energy Company	5,000	296,100
World Fuel Services Corporation	8,000	317,760
		3,584,770

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.1% (Continued)	Shares	Market Value
Financials - 20.6%
Capital Markets - 1.4%
Federated Investors, Inc. - Class B	25,000	$591,750

Commercial Banks - 1.2%
United Bancorp, Inc. *	100,000	510,000

Diversified Financial Services - 8.7%
Dun & Bradstreet Corporation (The)	2,000	167,300
H&R Block, Inc.	20,000	588,400
Leucadia National Corporation	33,000	905,190
PICO Holdings, Inc. *	35,000	777,000
Western Union Company (The)	75,000	1,128,000
		3,565,890
Insurance - 5.6%
Alleghany Corporation *	3,036	1,202,013
Markel Corporation *	500	251,750
White Mountains Insurance Group Ltd.	1,500	850,680
		2,304,443
Real Estate Management & Development - 0.5%
St. Joe Company (The) *	10,000	212,500

Thrifts & Mortgage Finance - 3.2%
Capitol Federal Financial, Inc.	10,000	120,700
FedFirst Financial Corporation	17,020	301,765
Oritani Financial Corporation	30,000	464,700
Standard Financial Corporation	10,000	195,000
ViewPoint Financial Group, Inc.	10,981	220,828
		1,302,993
Health Care - 2.0%
Health Care Equipment & Supplies - 2.0%
Atrion Corporation	3,057	586,913
STERIS Corporation	6,000	249,660
		836,573
Industrials - 6.5%
Aerospace & Defense - 2.9%
Alliant Techsystems, Inc.	5,000	362,150
Cubic Corporation	8,000	341,760
Sparton Corporation *	8,000	107,200
Spirit AeroSystems Holdings, Inc. - Class A *	20,000	379,800
		1,190,910
Construction & Engineering - 1.6%
EMCOR Group, Inc.	15,000	635,850

Machinery - 2.0%
Conrad Industries, Inc.	35,543	835,261

Information Technology - 24.0%
Communications Equipment - 2.1%
ADTRAN, Inc.	30,000	589,500

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.1% (Continued)	Shares	Market Value
Information Technology - 24.0% (Continued)
Communications Equipment - 2.1% (Continued)
Arris Group, Inc. *	15,000	$257,550
		847,050
Computers & Peripherals - 9.0%
Diebold, Incorporated	30,000	909,600
Lexmark International, Inc. - Class A	20,000	528,000
Logitech International S.A. *	15,000	104,550
QLogic Corporation *	150,000	1,740,000
Rimage Corporation	50,000	451,000
		3,733,150
Electronic Equipment, Instruments & Components - 9.0%
Arrow Electronics, Inc. *	20,000	812,400
Avnet, Inc. *	40,000	1,448,000
FLIR Systems, Inc.	30,000	780,300
Ingram Micro, Inc. - Class A *	30,000	590,400
ScanSource, Inc. *	2,500	70,550
		3,701,650
IT Services - 3.0%
Broadridge Financial Solutions, Inc.	15,000	372,600
Computer Services, Inc.	15,500	465,000
ManTech International Corporation - Class A	15,000	403,050
		1,240,650
Semiconductors & Semiconductor Equipment - 0.9%
Veeco Instruments, Inc. *	10,000	383,300

Materials - 3.9%
Chemicals - 1.4%
H.B. Fuller Company	15,000	586,200

Metals & Mining - 2.5%
Horsehead Holding Corporation *	40,000	435,200
Pan American Silver Corporation	35,000	573,300
		1,008,500

Total Common Stocks (Cost $28,556,356)		$36,305,839

EXCHANGE-TRADED FUNDS - 4.2%	Shares	Market Value
iShares Gold Trust *	35,000	$543,200
SPDR Gold Trust *	7,700	1,189,265
Total Exchange-Traded Funds (Cost $1,642,913)		$1,732,465

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	1,904,345	$1,904,345
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	1,164,411	1,164,411
Total Money Market Funds (Cost $3,068,756)		$3,068,756

Total Investments at Market Value - 99.7% (Cost $33,268,025)		$41,107,060

Other Assets in Excess of Liabilities - 0.3%		127,245

Net Assets - 100.0%		$41,234,305

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2013.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 90.6%	Shares	Market Value
Consumer Discretionary - 7.8%
Automobiles - 4.1%
Toyota Motor Corporation - ADR	7,000	$718,480
Volkswagen AG - ADR	12,000	453,480
		1,171,960
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corporation	5,500	548,295

Household Durables - 1.7%
Brookfield Residential Properties, Inc. *	20,000	486,800

Consumer Staples - 11.5%
Beverages - 3.9%
Diageo plc - ADR	6,500	817,960
Heineken N.V. - ADR	7,500	282,300
		1,100,260
Food Products - 4.5%
Mondelez International, Inc. - Class A	25,000	765,250
Nestlé S.A. - ADR	7,000	507,290
		1,272,540
Household Products - 3.1%
Colgate-Palmolive Company	2,500	295,075
Energizer Holdings, Inc.	6,000	598,380
		893,455
Energy - 9.2%
Energy Equipment & Services - 3.7%
Schlumberger Limited	10,000	748,900
Tidewater, Inc.	6,000	303,000
		1,051,900
Oil, Gas & Consumable Fuels - 5.5%
BP plc - ADR	13,000	550,550
Canadian Natural Resources Ltd.	17,000	546,210
Exxon Mobil Corporation	5,000	450,550
		1,547,310
Financials - 15.4%
Commercial Banks - 0.9%
Toronto-Dominion Bank (The)	3,000	249,810

Diversified Financial Services - 4.4%
Citigroup, Inc.	10,000	442,400
MasterCard, Inc. - Class A	500	270,565
Western Union Company (The)	35,000	526,400
		1,239,365
Insurance - 10.1%
ACE Limited	5,000	444,850
Allianze SE - ADR	33,000	448,800
AXA S.A. - ADR	31,000	534,750
Reinsurance Group of America, Inc.	11,500	686,205

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.6% (Continued)	Shares	Market Value
Financials - 15.4% (Continued)
Insurance - 10.1% (Continued)
Validus Holdings Ltd.	20,500	$766,085
		2,880,690
Health Care - 8.5%
Health Care Equipment & Supplies - 8.5%
Covidien plc	12,000	814,080
Mindray Medical International Ltd. - ADR	10,500	419,370
St. Jude Medical, Inc.	13,000	525,720
Varian Medical Systems, Inc. *	9,000	648,000
		2,407,170
Industrials - 16.8%
Aerospace & Defense - 1.8%
United Technologies Corporation	5,500	513,865

Electrical Equipment - 5.6%
ABB Limited - ADR *	25,000	569,000
Emerson Electric Company	10,000	558,700
General Cable Corporation *	12,500	457,875
		1,585,575
Industrial Conglomerates - 5.8%
3M Company	5,500	584,705
Koninklijke Philips Electronics N.V. - ADR	17,427	514,968
Siemens AG - ADR	5,000	539,000
		1,638,673
Machinery - 1.8%
Deere & Company	6,000	515,880

Road & Rail - 1.8%
Canadian National Railway Company	5,000	501,500

Information Technology - 12.4%
Computers & Peripherals - 3.4%
EMC Corporation *	25,000	597,250
Hewlett-Packard Company	15,000	357,600
		954,850
Electronic Equipment, Instruments & Components - 1.3%
LG Display Company Ltd. - ADR *	25,000	364,750

IT Services - 3.1%
Accenture plc - Class A	7,500	569,775
International Business Machines Corporation	1,500	319,950
		889,725
Office Electronics - 1.5%
Zebra Technologies Corporation - Class A *	9,000	424,170

Semiconductors & Semiconductor Equipment - 3.1%
Intel Corporation	25,000	546,250

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.6% (Continued)	Shares	Market Value
Information Technology - 12.4% (Continued)
Semiconductors & Semiconductor Equipment - 3.1% (Continued)
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	20,000	$343,800
		890,050
Materials - 7.9%
Chemicals - 5.5%
FMC Corporation	8,000	456,240
International Flavors & Fragrances, Inc.	9,000	690,030
Syngenta AG - ADR	5,000	418,750
		1,565,020
Metals & Mining - 2.4%
BHP Billiton Ltd. - ADR	4,500	307,935
POSCO - ADR	5,000	368,550
		676,485
Telecommunication Services - 1.1%
Wireless Telecommunication Services - 1.1%
América Móvil S.A.B. de C.V. - Series L - ADR	15,000	314,400

Total Common Stocks (Cost $22,101,039)		$25,684,498

EXCHANGE-TRADED FUNDS - 3.0%	Shares	Market Value
iShares Gold Trust *	30,000	$465,600
SPDR Gold Trust *	2,500	386,125
Total Exchange-Traded Funds (Cost $914,872)		$851,725

MONEY MARKET FUNDS - 5.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	1,321,542	$1,321,542
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	303,951	303,951
Total Money Market Funds (Cost $1,625,493)		$1,625,493

Total Investments at Market Value - 99.3% (Cost $24,641,404)		$28,161,716

Other Assets in Excess of Liabilities - 0.7%		198,838

Net Assets - 100.0%		$28,360,554

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2013.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
March 31, 2013 (Unaudited)

Country	Value	% of Net Assets
United States	$14,167,115	50.0%
Switzerland	1,939,890	6.8%
Canada	1,784,320	6.3%
Germany	1,441,280	5.1%
United Kingdom	1,368,510	4.8%
Ireland	814,080	2.9%
Netherlands	797,268	2.8%
South Korea	733,300	2.6%
Japan	718,480	2.5%
France	534,750	1.9%
China	419,370	1.5%
Taiwan	343,800	1.2%
Mexico	314,400	1.1%
Australia	307,935	1.1%
	$25,684,498	90.6%

See notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS - 17.5%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 3.3%
2.500%, due 07/15/16	$2,280,320	$2,638,045
2.625%, due 07/15/17	1,110,980	1,336,474
		3,974,519
U.S. Treasury Notes - 14.2%
1.250%, due 02/15/14	2,000,000	2,018,984
1.875%, due 04/30/14	2,000,000	2,036,484
2.375%, due 08/31/14	1,500,000	1,545,762
2.500%, due 04/30/15	3,000,000	3,138,750
2.625%, due 02/29/16	3,000,000	3,196,875
0.875%, due 04/30/17	2,500,000	2,529,883
0.625%, due 09/30/17	2,500,000	2,495,118
		16,961,856

Total U.S. Treasury Obligations (Cost $20,135,260)		$20,936,375

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.3%	Par Value	Market Value
Federal Farm Credit Bank - 0.9%
4.500%, due 01/22/15	$1,000,000	$1,076,013

Private Export Funding Corporation - 0.4%
3.550%, due 04/15/13	500,000	500,712

Total U.S. Government Agency Obligations (Cost $1,511,644)		$1,576,725

CORPORATE BONDS - 47.5%	Par Value	Market Value
Consumer Discretionary - 6.0%
Johnson Controls, Inc., 5.500%, due 01/15/16	$1,000,000	$1,117,224
Lowe's Companies, Inc., 5.000%, due 10/15/15	500,000	556,221
Lowe's Companies, Inc., 2.125%, due 04/15/16	1,000,000	1,041,037
McDonald's Corporation, 5.350%, due 03/01/18	2,000,000	2,378,362
TJX Companies, Inc. (The), 4.200%, due 08/15/15	1,250,000	1,354,165
TJX Companies, Inc. (The), 6.950%, due 04/15/19	555,000	706,602
		7,153,611
Consumer Staples - 4.3%
Clorox Company (The), 5.000%, due 01/15/15	1,000,000	1,071,139
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,291,922
Kimberly Clark Corporation, 6.125%, due 08/01/17	1,475,000	1,783,563
		5,146,624
Energy - 1.3%
Apache Corporation, 5.625%, due 01/15/17	1,000,000	1,159,345
ConocoPhillips, 4.750%, due 02/01/14	360,000	372,933
		1,532,278
Financials - 7.0%
Bank of New York Mellon Corporation (The), 2.300%, due 07/28/16	1,500,000	1,571,334

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.5% (Continued)	Par Value	Market Value
Financials - 7.0% (Continued)
Caterpillar Financial Services Corporation, 4.750%, due 02/17/15	$1,000,000	$1,075,270
Caterpillar Financial Services Corporation, 2.650%, due 04/01/16	1,000,000	1,055,119
National Rural Utilities Cooperative Finance Corporation, 4.750%, due 03/01/14	1,000,000	1,039,144
PACCAR Financial Corporation, 1.600%, due 03/15/17	2,000,000	2,030,380
U.S. Bancorp, 2.450%, due 07/27/15	1,500,000	1,563,883
		8,335,130
Health Care - 4.7%
Medtronic, Inc., 4.750%, due 09/15/15	1,000,000	1,098,231
Medtronic, Inc., 2.625%, due 03/15/16	500,000	525,292
Stryker Corporation, 3.000%, due 01/15/15	1,000,000	1,044,398
Stryker Corporation, 2.000%, due 09/30/16	1,150,000	1,193,225
Zimmer Holdings, Inc., 4.625%, due 11/30/19	1,560,000	1,777,005
		5,638,151
Industrials - 11.3%
3M Company, 1.375%, due 09/29/16	1,150,000	1,177,751
Eaton Corporation, 4.900%, due 05/15/13	500,000	502,528
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,907,600
General Dynamics Corporation, 2.250%, due 07/15/16	1,650,000	1,727,698
John Deere Capital Corporation, 1.700%, due 01/15/20	2,000,000	1,969,734
Norfolk Southern Corporation, 5.750%, due 04/01/18	885,000	1,060,386
Ryder System, Inc., 3.150%, due 03/02/15	1,000,000	1,037,630
Union Pacific Corporation, 5.125%, due 02/15/14	500,000	518,995
Union Pacific Corporation, 4.875%, due 01/15/15	750,000	804,055
United Parcel Service, Inc., 5.500%, due 01/15/18	1,500,000	1,794,689
United Technologies Corporation, 5.375%, due 12/15/17	839,000	995,005
		13,496,071
Information Technology - 7.3%
Dell, Inc., 2.300%, due 09/10/15	1,000,000	1,001,738
Harris Corporation, 5.000%, due 10/01/15	1,000,000	1,090,627
Hewlett-Packard Company, 6.125%, due 03/01/14	1,000,000	1,046,675
Hewlett-Packard Company, 2.125%, due 09/13/15	500,000	506,916
Hewlett-Packard Company, 2.650%, due 06/01/16	500,000	509,993
International Business Machines Corporation, 6.500%, due 10/15/13	500,000	516,345
International Business Machines Corporation, 2.000%, due 01/05/16	1,410,000	1,461,739
National Semiconductor Corporation, 6.600%, due 06/15/17	500,000	606,705
Texas Instruments, Inc., 1.650%, due 08/03/19	2,000,000	1,996,992
		8,737,730
Materials - 2.1%
PPG Industries, Inc., 6.650%, due 03/15/18	1,191,000	1,469,415
Sherwin-Williams Company (The), 3.125%, due 12/15/14	1,000,000	1,040,279
		2,509,694

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.5% (Continued)	Par Value	Market Value
Utilities - 3.5%
Consolidated Edison Company of New York, Inc., 5.300%, due 12/01/16	$2,000,000	$2,308,064
Duke Energy Corporation, 3.950%, due 09/15/14	800,000	836,895
NextEra Energy Capital Holdings, Inc., 2.600%, due 09/01/15	1,000,000	1,038,115
		4,183,074

Total Corporate Bonds (Cost $55,374,799)		$56,732,363

COMMON STOCKS - 19.7%	Shares	Market Value
Consumer Discretionary - 2.9%
Auto Components - 1.0%
Gentex Corporation	60,000	$1,200,600

Leisure Equipment & Products - 1.1%
Hasbro, Inc.	30,000	1,318,200

Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	20,000	999,800

Consumer Staples - 2.5%
Food & Staples Retailing - 1.1%
Sysco Corporation	36,000	1,266,120

Food Products - 0.7%
Kellogg Company	12,000	773,160

Household Products - 0.7%
Clorox Company (The)	10,000	885,300

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
ConocoPhillips	15,000	901,500
Exxon Mobil Corporation	10,000	901,100
		1,802,600
Financials - 1.7%
Capital Markets - 1.0%
Bank of New York Mellon Corporation (The)	45,000	1,259,550

Commercial Banks - 0.7%
PNC Financial Services Group, Inc.	12,000	798,000

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Medtronic, Inc.	12,000	563,520

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.7% (Continued)	Shares	Market Value
Industrials - 7.7%
Aerospace & Defense - 0.7%
General Dynamics Corporation	12,000	$846,120

Air Freight & Logistics - 1.2%
United Parcel Service, Inc. - Class B	17,000	1,460,300

Commercial Services & Supplies - 0.7%
Republic Services, Inc.	25,000	825,000

Electrical Equipment - 1.0%
Emerson Electric Company	22,000	1,229,140

Industrial Conglomerates - 1.1%
3M Company	12,000	1,275,720

Machinery - 2.2%
Dover Corporation	20,000	1,457,600
Illinois Tool Works, Inc.	20,000	1,218,800
		2,676,400
Road & Rail - 0.8%
Norfolk Southern Corporation	12,000	924,960

Information Technology - 2.1%
IT Services - 1.0%
Paychex, Inc.	34,000	1,192,380

Semiconductors & Semiconductor Equipment - 1.1%
Microchip Technology, Inc.	35,000	1,286,600

Materials - 0.8%
Chemicals - 0.8%
RPM International, Inc.	30,000	947,400

Total Common Stocks (Cost $19,000,396)		$23,530,870

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 13.6%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	5,637,052	$5,637,052
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	5,533,445	5,533,445
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	5,008,280	5,008,280
Total Money Market Funds (Cost $16,178,777)		$16,178,777

Total Investments at Market Value - 99.6% (Cost $112,200,876)		$118,955,110

Other Assets in Excess of Liabilities - 0.4%		419,616

Net Assets - 100.0%		$119,374,726

(a)	The rate shown is the 7-day effective yield as of March 31, 2013.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2013 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies.  Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, U.S. Treasury Obligations, U.S. Government Agency Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013 by security type:

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ave Maria Catholic Values Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$194,527,827	$-	$-	$194,527,827
Exchange-Traded Funds	8,901,500	-	-	8,901,500
Money Market Funds	10,197,022	-	-	10,197,022
Total	$213,626,349	$-	$-	$213,626,349

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$214,731,945	$-	$-	$214,731,945
Exchange-Traded Funds	8,863,675	-	-	8,863,675
Money Market Funds	8,629,684	-	-	8,629,684
Total	$232,225,304	$-	$-	$232,225,304

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$350,834,980	$-	$-	$350,834,980
Exchange-Traded Funds	14,460,505	-	-	14,460,505
Money Market Funds	19,767,461	-	-	19,767,461
Total	$385,062,946	$-	$-	$385,062,946

Ave Maria Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$36,305,839	$-	$-	$36,305,839
Exchange-Traded Funds	1,732,465	-	-	1,732,465
Money Market Funds	3,068,756	-	-	3,068,756
Total	$41,107,060	$-	$-	$41,107,060

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$25,684,498	$-	$-	$25,684,498
Exchange-Traded Funds	851,725	-	-	851,725
Money Market Funds	1,625,493	-	-	1,625,493
Total	$28,161,716	$-	$-	$28,161,716

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$20,936,375	$-	$20,936,375
U.S. Government Agency Obligations	-	1,576,725	-	1,576,725
Corporate Bonds	-	56,732,363	-	56,732,363
Common Stocks	23,530,870	-	-	23,530,870
Money Market Funds	16,178,777	-	-	16,178,777
Total	$39,709,647	$79,245,463	$-	$118,955,110

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities valued by security type and sector or industry type.  As of March 31, 2013, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of March 31, 2013. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2013:

	Ave Maria	Ave Maria	Ave Maria
	Catholic	Growth	Rising
	Values Fund	Fund	Dividend Fund

Cost of portfolio investments	$158,178,027	$149,606,578	$322,493,816

Gross unrealized appreciation	$59,785,890	$84,021,098	$64,889,993
Gross unrealized depreciation	(4,337,568)	(1,402,372)	(2,320,863)

Net unrealized appreciation	$55,448,322	$82,618,726	$62,569,130

	Ave Maria	Ave Maria	Ave Maria
	Opportunity	World	Bond
	Fund	Equity Fund	Fund

Cost of portfolio investments	$33,289,831	$24,641,404	$112,200,876

Gross unrealized appreciation	$8,200,421	$4,390,090	$6,821,199
Gross unrealized depreciation	(383,192)	(869,778)	(66,965)

Net unrealized appreciation	$7,817,229	$3,520,312	$6,754,234

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company.  The Ave Maria Catholic Values Fund’s holding below is considered an affiliate of the Fund.  Further detail on this holding during the period ended March 31, 2013 appears below:

AVE MARIA CATHOLIC VALUES FUND
Affiliated Issuer Report

UNICO AMERICAN CORPORATION
From December 31, 2012 To March 31, 2013

Percentage of Outstanding Voting Shares Owned	5.30%

Shares at Beginning of Period	282,945

Shares at End of Period	282,945

Market Value at Beginning of Period	$3,454,758

Change in Unrealized Appreciation (Depreciation)	520,619

Market Value at End of Period	$3,975,377

Net Realized Gains (Losses) During the Period	$-

Dividend Income Earned During the Period	$-

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected.  As of March 31, 2013, the Ave Maria Growth Fund had 27.3% of the value of its net assets invested in stocks within the industrials sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 1, 2013

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer

Date	May 1, 2013

*	Print the name and title of each signing officer under his or her signature.